Revenues - Schedule of Balances of Assets Recognized from the Costs to Fulfill Contract with Customer (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	$ 90,521	$ 62,340	$ 68,215
Pre-operational costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	24,031	4,522	2,855
Offshore asset mobilization costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	51,302	57,818	65,360
Vessel repositioning costs
Capitalized Contract Cost [Line Items]
Capitalized contract cost, net	$ 15,188	$ 0	$ 0